Loans Receivable And Allowance For Credit Losses (LTV And Credit Score Information For Originated And Purchased One-To Four-Family Loans And Originated Consumer Home Equity Loans) (Details)	Sep. 30, 2011
Financing Receivable, Recorded Investment [Line Items]
Weighted average LTV ratio	64.00%
Weighted average credit score	759
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Recorded Investment [Line Items]
Weighted average LTV ratio	66.00%
Weighted average credit score	762
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Recorded Investment [Line Items]
Weighted average LTV ratio	60.00%
Weighted average credit score	740
Consumer - Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Weighted average LTV ratio	20.00%
Weighted average credit score	742